Consolidated Statements of Stockholders' Equity (Deficit) (USD $)		Total	Common Stock [Member]		Additional Paid-in Capital [Member]	Stock Subscription Receivable [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Jul. 12, 2001		$ 0	$ 0	[1]	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Jul. 12, 2001	[1]		0
Issuance of stock for cash		60,000	320	[1]	59,680	0	0	0
Issuance of stock for cash (in shares)	[1]		320,000
Issuance of stock for services		376,875	2,010	[1]	374,865	0	0	0
Issuance of stock for services (in shares)	[1]		2,010,000
Net loss		(474,399)	0	[1]	0	0	(474,399)	0
Balance at Dec. 31, 2001		(37,524)	2,330	[1]	434,545	0	(474,399)	0
Balance (in shares) at Dec. 31, 2001	[1]		2,330,000
Issuance of stock for cash		375,000	1,050	[1]	373,950	0	0	0
Issuance of stock for cash (in shares)	[1]		1,050,000
Net loss		(416,491)	0	[1]	0	0	(416,491)	0
Balance at Dec. 31, 2002		(79,015)	3,380	[1]	808,495	0	(890,890)	0
Balance (in shares) at Dec. 31, 2002	[1]		3,380,000
Issuance of stock for cash		275,000	550	[1]	274,450	0	0	0
Issuance of stock for cash (in shares)	[1]		550,000
Issuance of stock for services		20,000	40	[1]	19,960	0	0	0
Issuance of stock for services (in shares)	[1]		40,000
Stock-based compensation expense		2,590	0	[1]	2,590	0	0	0
Net loss		(420,431)	0	[1]	0	0	(420,431)	0
Balance at Dec. 31, 2003		(201,856)	3,970	[1]	1,105,495	0	(1,311,321)	0
Balance (in shares) at Dec. 31, 2003	[1]		3,970,000
Issuance of stock for cash		275,000	550	[1]	274,450	0	0	0
Issuance of stock for cash (in shares)	[1]		550,000
Stock-based compensation expense		5,181	0	[1]	5,181	0	0	0
Net loss		(459,474)	0	[1]	0	0	(459,474)	0
Balance at Dec. 31, 2004		(381,149)	4,520	[1]	1,385,126	0	(1,770,795)	0
Balance (in shares) at Dec. 31, 2004	[1]		4,520,000
Issuance of stock for cash		517,000	1,034	[1]	515,966	0	0	0
Issuance of stock for cash (in shares)	[1]		1,034,000
Issuance of stock for services		66,000	83	[1]	65,917	0	0	0
Issuance of stock for services (in shares)	[1]		82,500
Stock-based compensation expense		44,711	0	[1]	44,711	0	0	0
Net loss		(1,034,429)	0	[1]	0	0	(1,034,429)	0
Balance at Dec. 31, 2005		(787,867)	5,637	[1]	2,011,720	0	(2,805,224)	0
Balance (in shares) at Dec. 31, 2005	[1]		5,636,500
Issuance of stock for cash		2,933,000	3,191	[1]	2,929,809	0	0	0
Issuance of stock for cash (in shares)	[1]		3,191,000
Subscribed stock		(25,000)	0	[1]	0	(25,000)	0	0
Stock-based compensation expense		26,851	0	[1]	26,851	0	0	0
Net loss		(1,336,317)	0	[1]	0	0	(1,336,317)	0
Balance at Dec. 31, 2006		810,667	8,828	[1]	4,968,380	(25,000)	(4,141,541)	0
Balance (in shares) at Dec. 31, 2006	[1]		8,827,500
Issuance of stock for cash		2,520,937	2,028	[1]	2,518,909	0	0	0
Issuance of stock for cash (in shares)	[1]		2,027,990
Stock warrants exercised		250	25	[1]	225	0	0	0
Stock warrants exercised (in shares)	[1]		25,000
Issuance of stock for accrued interest on convertible debt		135,458	169	[1]	135,289	0	0	0
Issuance of stock for accrued interest on convertible debt (in shares)	[1]		169,332
Stock-based compensation expense		91,446	0	[1]	91,446	0	0	0
Net loss		(2,854,072)	0	[1]	0	0	(2,854,072)	0
Balance at Dec. 31, 2007		704,686	11,050	[1]	7,714,249	(25,000)	(6,995,613)	0
Balance (in shares) at Dec. 31, 2007	[1]		11,049,822
Issuance of stock for cash		3,198,751	2,137	[1]	3,196,614	0	0	0
Issuance of stock for cash (in shares)	[1]		2,136,671
Issuance of stock for services		6,251	4	[1]	6,247	0	0	0
Issuance of stock for services (in shares)	[1]		4,167
Subscribed stock		(20,000)	0	[1]	0	(20,000)	0	0
Stock-based compensation expense		113,262	0	[1]	113,262	0	0	0
Net loss		(4,037,075)	0	[1]	0	0	(4,037,075)	0
Balance at Dec. 31, 2008		(34,125)	13,191	[1]	11,030,372	(45,000)	(11,032,688)	0
Balance (in shares) at Dec. 31, 2008	[1]		13,190,660
Issuance of stock for cash		2,717,450	1,823	[1]	2,715,627	0	0	0
Issuance of stock for cash (in shares)	[1]		1,823,338
Issuance of stock for services		30,006	20	[1]	29,986	0	0	0
Issuance of stock for services (in shares)	[1]		20,000
Subscribed stock		20,000	0	[1]	0	20,000	0	0
Issuance of stock for accrued interest on convertible debt		67,562	45	[1]	67,517	0	0	0
Issuance of stock for accrued interest on convertible debt (in shares)	[1]		45,042
Stock-based compensation expense		332,941	0	[1]	332,941	0	0	0
Net loss		(5,329,737)	0	[1]	0	0	(5,329,737)	0
Foreign currency translation adjustment		(1,450)	0	[1]	0	0	0	(1,450)
Balance at Dec. 31, 2009		(2,197,353)	15,079	[1]	14,176,443	(25,000)	(16,362,425)	(1,450)
Balance (in shares) at Dec. 31, 2009	[1]		15,079,040
Issuance of stock for cash		5,325,614	3,553	[1]	5,322,061	0	0	0
Issuance of stock for cash (in shares)	[1]		3,553,334
Issuance of stock for services		30,006	20	[1]	29,986	0	0	0
Issuance of stock for services (in shares)	[1]		20,004
Subscribed stock		(430,000)	0	[1]	(25,000)	(405,000)	0	0
Stock-based compensation expense		295,573	0	[1]	295,573	0	0	0
Stock warrants issued as part of convertible debentures		124,227	0	[1]	124,227	0	0	0
Net loss		(9,583,662)	0	[1]	0	0	(9,583,662)	0
Foreign currency translation adjustment		(2,348)	0	[1]	0	0	0	(2,348)
Balance at Dec. 31, 2010		(6,437,943)	18,652	[1]	19,923,290	(430,000)	(25,946,087)	(3,798)
Balance (in shares) at Dec. 31, 2010	[1]		18,652,378
Issuance of stock for cash prior to Reverse Merger		818,500	546	[1]	817,954	0	0	0
Issuance of stock for cash prior to Reverse Merger (in shares)	[1]		545,667
Subscribed stock prior to Reverse Merger		430,000	0	[1]	0	430,000	0	0
Issuance of stock for cash		1,722,000	102	[1]	1,721,898	0	0	0
Issuance of stock for cash (in shares)	[1]		1,021,333
Net carrying value of convertible debentures converted into shares of stock		7,687,391	5,809	[1]	7,681,582	0	0	0
Net carrying value of convertible debentures converted into shares of stock (in shares)	[1]		5,808,787
Change in Par Value upon completion of Reverse Merger		0	(22,506)	[1]	22,506	0	0	0
Stock issued upon conversion of convertible debentures		1,550,000	103	[1]	1,549,897	0	0	0
Stock issued upon conversion of convertible debentures (in shares)	[1]		1,033,333
Stock-based compensation expense		351,990	0	[1]	351,990	0	0	0
Stock warrants issued as part of convertible debentures		852,995	0	[1]	852,995	0	0	0
Net loss		(11,497,332)	0	[1]	0	0	(11,497,332)	0
Foreign currency translation adjustment		18,617	0	[1]	0	0	0	18,617
Balance at Dec. 31, 2011		(4,503,782)	2,706	[1]	32,922,112	0	(37,443,419)	14,819
Balance (in shares) at Dec. 31, 2011	[1]		27,061,498
Issuance of stock for cash		5,332,765	442	[1]	5,332,323	0	0	0
Issuance of stock for cash (in shares)	[1]		4,417,500
Stock options exercised (in shares)		(225,000)
Issuance of stock for placement agent		0	12	[1]	(12)	0	0	0
Issuance of stock for placement agent (in shares)	[1]		124,871
Stock-based compensation expense		345,662	0	[1]	345,662	0	0	0
Stock options and warrants exercised		405,755	28	[1]	405,727	0	0	0
Stock options and warrants exercised (in shares)	[1]		275,378
Stock warrants issued as part of convertible debentures		68,250	0	[1]	68,250	0	0	0
Net loss		(9,531,259)	0	[1]	0	0	(9,531,259)	0
Foreign currency translation adjustment		(21,222)	0	[1]	0	0	0	(21,222)
Balance at Dec. 31, 2012		(7,903,831)	3,188	[1]	39,074,062	0	(46,974,678)	(6,403)
Balance (in shares) at Dec. 31, 2012	[1]		31,879,247
Issuance of stock for cash		8,755,705	2,116	[1]	8,753,589	0	0	0
Issuance of stock for cash (in shares)	[1]		21,164,846
Issuance of stock for services		299,994	58	[1]	299,936	0	0	0
Issuance of stock for services (in shares)	[1]		581,247
Stock options exercised (in shares)		0
Stock issued upon conversion of convertible debentures		5,644,948	1,130	[1]	5,643,818	0	0	0
Stock issued upon conversion of convertible debentures (in shares)	[1]		11,289,895
Issuance of stock under anti-dilution provision		0	53	[1]	(53)	0	0	0
Issuance of stock under anti-dilution provision (in shares)	[1]		527,500
Issuance of stock for placement agent		597,133	0	[1]	597,133	0	0	0
Issuance of stock for placement agent (in shares)	[1]		0
Stock-based compensation expense		872,967	0	[1]	872,967	0	0	0
Stock warrants issued as part of convertible debentures		763,659	0	[1]	763,659	0	0	0
Stock warrants issued for services and debt		304,390	0	[1]	304,390	0	0	0
Recognition of derivative Liabilities		(957,888)	0	[1]	(957,888)	0	0	0
Recognition of derivative Liabilities (in shares)	[1]		0
Net loss		(11,417,670)	0	[1]	0	0	(11,417,670)	0
Foreign currency translation adjustment		29,568	0	[1]	0	0	0	29,568
Balance at Dec. 31, 2013		(3,011,025)	6,545	[1]	55,351,613	0	(58,392,348)	23,165
Balance (in shares) at Dec. 31, 2013	[1]		65,442,735
Issuance costs of $105,168		(105,168)	0		(105,168)		0	0
Issuance of stock for services		685,541	81	[2]	685,460		0	0
Issuance of stock for services (in shares)	[2]		812,348
Stock options exercised		19,265	2	[3]	19,263		0	0
Stock options exercised (in shares)	[3]		25,000
Stock warrants exercised		0	1	[3]	(1)		0	0
Stock warrants exercised (in shares)	[3]		8,517
Stock-based compensation expense		231,779	0		231,779		0	0
Stock warrants issued for services and debt		150,410	0		150,410		0	0
Net loss		(10,837,252)	0		0		(10,837,252)	0
Foreign currency translation adjustment		(36,450)	0		0		0	(36,450)
Balance at Sep. 30, 2014		$ (12,902,900)	$ 6,629		$ 56,333,356		$ (69,229,600)	$ (13,285)
Balance (in shares) at Sep. 30, 2014			66,288,600

[1]	Prior to September 2, 2011, the Company's Par Value was $.001.
[2]	Shares issued for services performed and does not contain an anti-dilution provision
[3]	Shares issued for exercised stock options and does not contain an anti-dilution provision